Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Grant Policies and Practices

We grant annual equity awards at the same predetermined times each year, at regularly scheduled P&O Committee meetings in the first and third quarters. Equity awards for new hires or newly promoted employees or special awards for recognition or retention purposes are generally made on a monthly basis. All awards are granted under a stockholder-approved plan, the grant date of any award is no earlier than the date on which such award is approved and the grant price of any award is never less than the closing price of our Common Stock on the date of grant. We do not grant equity awards in anticipation of the release of material nonpublic information, nor do we time the public release of such information based on equity award grant dates. It is our policy to not grant stock options or similar awards during the four business days prior to or one business day following an earnings announcement or filing of a periodic report on Form 10-Q or Form 10-K. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our Common Stock on the date of grant.

Award Timing Method	We grant annual equity awards at the same predetermined times each year, at regularly scheduled P&O Committee meetings in the first and third quarters. Equity awards for new hires or newly promoted employees or special awards for recognition or retention purposes are generally made on a monthly basis.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, nor do we time the public release of such information based on equity award grant dates. It is our policy to not grant stock options or similar awards during the four business days prior to or one business day following an earnings announcement or filing of a periodic report on Form 10-Q or Form 10-K.
MNPI Disclosure Timed for Compensation Value	false